Retirement Plans and Postretirement Benefit Plans (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment			$ 42.9
Defined Benefit Plan, Plan Assets, Payment for Settlement			26.4
Payment for Pension Benefits				$ 20.0	$ 20.0
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				200.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				5.00%
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Plan settlements			(27.9)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan settlements			(27.9)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit cost				$ 32.9	22.5	$ 40.2
Plan settlements			(27.9)
Effect of One Percentage Point Increase on Service and Interest Cost Components				0.0	0.0	0.0
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation				0.1	0.2	0.2
Effect of One Percentage Point Decrease on Service and Interest Cost Components				0.0	0.0	0.1
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation				0.3	0.7	0.7
Expected Future Benefit Payments, Next Twelve Months		$ 65.6		65.6
Expected Future Benefit Payments, Year Two		62.0		62.0
Expected Future Benefit Payments, Year Three		63.4		63.4
Expected Future Benefit Payments, Year Four		62.3		62.3
Expected Future Benefit Payments, Year Five		61.1		61.1
Expected Future Benefit Payments, Five Fiscal Years Thereafter		285.0		285.0
Defined Contribution Plan, Cost				13.2	11.9	11.6
Net Effect of Settlement on Other Comprehensive Income and Regulatory Assets			2.1
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				0.0	0.0
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid				(14.8)	(53.8)
Accumulated Benefit Obligation		626.9		626.9	608.0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			672.2	672.2	680.0
Service cost				15.5	15.8	16.1
Interest cost				26.2	25.5	26.1
Plan settlements				(50.2)	0.0
Participants' contributions				0.0	0.0
Actuarial gains (losses)				38.6	4.7
Benefit Obligation, Ending		687.5		687.5	672.2	680.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			595.9	595.9	581.7
Actual return on plans' assets				84.4	48.0
Employer contributions				20.0	20.0
Plan settlements				(50.2)	0.0
Fair Value of Plan Assets, Ending		635.3		635.3	595.9	581.7
Funded Status of Plan		(52.2)		(52.2)	(76.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				15.5	15.8	16.1
Interest cost				26.2	25.5	26.1
Expected return on plan assets				(42.6)	(41.5)	(46.0)
Defined Benefit Plan, Amortization of Gain (Loss)				(17.4)	(16.5)	(18.0)
Amortization of unrecognized prior service cost	[1]			(0.1)	(0.1)	0.4
Settlement		$ 15.3		15.3	0.0	21.7
Net periodic benefit cost				31.7	16.2	36.3
Amount paid by unconsolidated affiliates				4.3	5.1	4.2
Net Periodic Benefit Cost, Net of Unconsolidated Affiliates	[2]			27.4	11.1	32.1
Plan settlements				(50.2)	0.0
Capitalized Portion of Net Periodic Benefit Cost				$ 4.4	$ 4.0	$ 5.0
Assumptions Used Calculating Benefit Obligation, Discount Rate		3.60%		3.60%	4.00%	4.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				7.50%	7.50%	7.50%
Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase				4.20%	4.20%	4.20%
Fair Value of Plan Assets, Beginning			595.9	$ 595.9	$ 581.7
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant				0.0	0.0
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(14.8)	(53.8)
Pension Plans, Defined Benefit [Member] | OKLAHOMA
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Additional Pension Expense to Meet State Requirements				(2.3)	9.9	$ (3.1)
Pension Plans, Defined Benefit [Member] | ARKANSAS
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Settlement				(1.1)	(0.1)	(1.9)
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning					0.0
Fair Value of Plan Assets, Ending						0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning					0.0
Pension Plans, Defined Benefit [Member] | U.S. common stocks [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	$ 0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			237.1	237.1
Fair Value of Plan Assets, Ending		225.9		225.9	237.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			237.1	237.1
Pension Plans, Defined Benefit [Member] | U.S. common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			237.1	237.1
Fair Value of Plan Assets, Ending		225.9		225.9	237.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			237.1	237.1
Pension Plans, Defined Benefit [Member] | U.S. common stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | U.S. treasury notes and bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3],[4]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Fair Value of Plan Assets, Ending	[4]	169.7		169.7	122.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Pension Plans, Defined Benefit [Member] | U.S. treasury notes and bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Fair Value of Plan Assets, Ending	[4]	169.7		169.7	122.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Pension Plans, Defined Benefit [Member] | U.S. treasury notes and bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		0.0	0.0
Fair Value of Plan Assets, Ending	[4]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[4]		0.0	0.0
Pension Plans, Defined Benefit [Member] | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			59.2	59.2
Fair Value of Plan Assets, Ending		43.4		43.4	59.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			59.2	59.2
Pension Plans, Defined Benefit [Member] | Mortgage-backed securities | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Mortgage-backed securities | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			59.2	59.2
Fair Value of Plan Assets, Ending		43.4		43.4	59.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			59.2	59.2
Pension Plans, Defined Benefit [Member] | Corporate fixed income and other securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			137.6	137.6
Fair Value of Plan Assets, Ending		153.8		153.8	137.6
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			137.6	137.6
Pension Plans, Defined Benefit [Member] | Corporate fixed income and other securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Corporate fixed income and other securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			137.6	137.6
Fair Value of Plan Assets, Ending		153.8		153.8	137.6
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			137.6	137.6
Pension Plans, Defined Benefit [Member] | Commingled fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3],[5]	29.9		29.9	23.8
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		23.8	23.8
Fair Value of Plan Assets, Ending	[5]	29.9		29.9	23.8
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[5]		23.8	23.8
Pension Plans, Defined Benefit [Member] | Commingled fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Fair Value of Plan Assets, Ending	[5]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Pension Plans, Defined Benefit [Member] | Commingled fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Fair Value of Plan Assets, Ending	[5]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Pension Plans, Defined Benefit [Member] | Foreign government bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			5.2	5.2
Fair Value of Plan Assets, Ending		4.0		4.0	5.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			5.2	5.2
Pension Plans, Defined Benefit [Member] | Foreign government bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Foreign government bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			5.2	5.2
Fair Value of Plan Assets, Ending		4.0		4.0	5.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			5.2	5.2
Pension Plans, Defined Benefit [Member] | Municipal bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			1.9	1.9
Fair Value of Plan Assets, Ending		1.2		1.2	1.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			1.9	1.9
Pension Plans, Defined Benefit [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			1.9	1.9
Fair Value of Plan Assets, Ending		1.2		1.2	1.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			1.9	1.9
Pension Plans, Defined Benefit [Member] | Money market funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	4.3		4.3	2.2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			2.2	2.2
Fair Value of Plan Assets, Ending		4.3		4.3	2.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			2.2	2.2
Pension Plans, Defined Benefit [Member] | Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Mutual fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			9.0	9.0
Fair Value of Plan Assets, Ending		7.8		7.8	9.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			9.0	9.0
Pension Plans, Defined Benefit [Member] | Mutual fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			9.0	9.0
Fair Value of Plan Assets, Ending		7.8		7.8	9.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			9.0	9.0
Pension Plans, Defined Benefit [Member] | Mutual fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Treasury futures, receivable [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			10.7	10.7
Fair Value of Plan Assets, Ending		13.4		13.4	10.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			10.7	10.7
Pension Plans, Defined Benefit [Member] | Treasury futures, receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Treasury futures, receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			10.7	10.7
Fair Value of Plan Assets, Ending		13.4		13.4	10.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			10.7	10.7
Pension Plans, Defined Benefit [Member] | Treasury futures, payable [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Fair Value of Plan Assets, Ending		(11.4)		(11.4)	(2.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Pension Plans, Defined Benefit [Member] | Treasury futures, payable [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Treasury futures, payable [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Fair Value of Plan Assets, Ending		(11.4)		(11.4)	(2.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Pension Plans, Defined Benefit [Member] | Cash collateral [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending		0.3		0.3	0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.3	0.3
Pension Plans, Defined Benefit [Member] | Cash collateral [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending		0.3		0.3	0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.3	0.3
Pension Plans, Defined Benefit [Member] | Cash collateral [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Receivable (foreign currency) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	0.0		0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.2	0.2
Fair Value of Plan Assets, Ending		0.1		0.1	0.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.2	0.2
Pension Plans, Defined Benefit [Member] | Receivable (foreign currency) [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Receivable (foreign currency) [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.2	0.2
Fair Value of Plan Assets, Ending		0.1		0.1	0.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.2	0.2
Pension Plans, Defined Benefit [Member] | Total Plan investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]	34.2		34.2	26.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			607.2	607.2
Fair Value of Plan Assets, Ending		642.4		642.4	607.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			607.2	607.2
Pension Plans, Defined Benefit [Member] | Total Plan investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			368.7	368.7
Fair Value of Plan Assets, Ending		403.7		403.7	368.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			368.7	368.7
Pension Plans, Defined Benefit [Member] | Total Plan investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			212.5	212.5
Fair Value of Plan Assets, Ending		204.5		204.5	212.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			212.5	212.5
Pension Plans, Defined Benefit [Member] | Receivable from broker for securities sold [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Pension Plans, Defined Benefit [Member] | Interest and dividends receivable [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			3.0	3.0
Fair Value of Plan Assets, Ending		3.2		3.2	3.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			3.0	3.0
Pension Plans, Defined Benefit [Member] | Payable to broker for securities purchased [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(14.3)	(14.3)
Fair Value of Plan Assets, Ending		(10.3)		(10.3)	(14.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			(14.3)	(14.3)
Pension Plans, Defined Benefit [Member] | Total Plan assets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			595.9	595.9
Fair Value of Plan Assets, Ending		635.3		635.3	595.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			595.9	595.9
Restoration of Retirement Income Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid				(0.2)	0.0
Accumulated Benefit Obligation		7.5		7.5	6.1
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			7.0	7.0	25.1
Service cost				0.3	0.3	1.3
Interest cost				0.3	0.4	0.7
Plan settlements				0.0	(20.6)
Participants' contributions				0.0	0.0
Actuarial gains (losses)				0.7	1.8
Benefit Obligation, Ending		8.1		8.1	7.0	25.1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0	0.0
Actual return on plans' assets				0.0	0.0
Employer contributions				0.2	20.6
Plan settlements				0.0	(20.6)
Fair Value of Plan Assets, Ending		0.0		0.0	0.0	0.0
Funded Status of Plan		(8.1)		(8.1)	(7.0)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				0.3	0.3	1.3
Interest cost				0.3	0.4	0.7
Expected return on plan assets				0.0	0.0	0.0
Defined Benefit Plan, Amortization of Gain (Loss)				(0.4)	(0.7)	(0.6)
Amortization of unrecognized prior service cost	[1]			0.1	0.1	0.1
Settlement				0.0	8.6	0.0
Net periodic benefit cost				1.1	10.1	2.7
Amount paid by unconsolidated affiliates				0.0	0.3	0.1
Net Periodic Benefit Cost, Net of Unconsolidated Affiliates	[2]			1.1	9.8	2.6
Plan settlements				0.0	(20.6)
Fair Value of Plan Assets, Beginning			0.0	0.0	0.0
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant				0.0	0.0
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(0.2)	0.0
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid				(15.7)	(15.7)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			215.9	215.9	225.3
Service cost				0.6	0.8	1.5
Interest cost				7.2	9.5	10.3
Plan settlements				(28.1)	0.0
Participants' contributions				3.5	3.6
Actuarial gains (losses)				5.6	(7.6)
Benefit Obligation, Ending		149.4		149.4	215.9	225.3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			53.1	53.1	55.3
Actual return on plans' assets				2.8	2.0
Employer contributions				34.6	7.9
Plan settlements				(28.1)	0.0
Fair Value of Plan Assets, Ending		50.2		50.2	53.1	55.3
Funded Status of Plan		$ (99.2)		(99.2)	(162.8)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				0.6	0.8	1.5
Interest cost				7.2	9.5	10.3
Expected return on plan assets				(2.2)	(2.3)	(2.4)
Defined Benefit Plan, Amortization of Gain (Loss)				(2.0)	(2.6)	(13.9)
Amortization of unrecognized prior service cost	[1]			(3.5)	(8.8)	(16.5)
Settlement				0.6	0.0	0.0
Net periodic benefit cost				4.7	1.8	6.8
Amount paid by unconsolidated affiliates				0.3	0.2	1.3
Net Periodic Benefit Cost, Net of Unconsolidated Affiliates	[2]			4.4	1.6	5.5
Plan settlements				(28.1)	0.0
Capitalized Portion of Net Periodic Benefit Cost				$ 1.2	$ 0.8	$ 1.9
Assumptions Used Calculating Benefit Obligation, Discount Rate		3.70%		3.70%	4.20%	4.25%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				4.00%	4.00%	4.00%
Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.50%		7.50%	6.75%	6.10%	6.50%
Ultimate Health Care Cost Trend Rate		4.50%		4.50%	4.50%	4.50%
Year that Rate Reaches Ultimate Trend Rate				2030	2026	2026
Fair Value of Plan Assets, Beginning			53.1	$ 53.1	$ 55.3
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant				3.5	3.6
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(15.7)	(15.7)
Other Postretirement Benefits Plan [Member] | OKLAHOMA
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Additional Postretirement Medical Expense to Meet State Requirements				6.2	7.9	$ 5.8
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			8.4	8.4
Fair Value of Plan Assets, Ending		$ 10.0		10.0	8.4
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			8.4	8.4
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			0.0	0.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			44.7	44.7
Fair Value of Plan Assets, Ending		$ 40.2		40.2	44.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets, Beginning			$ 44.7	44.7
Restoration of Retirement Income Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				0.0	0.0
Postretirement Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				$ (39.6)	$ 0.0
Less Than 90% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				50.00%
Projected Benefit Obligation Funded Status Thresholds Equity				50.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
95% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				58.00%
Projected Benefit Obligation Funded Status Thresholds Equity				42.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
100% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				65.00%
Projected Benefit Obligation Funded Status Thresholds Equity				35.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
105% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				73.00%
Projected Benefit Obligation Funded Status Thresholds Equity				27.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
110% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				80.00%
Projected Benefit Obligation Funded Status Thresholds Equity				20.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
115% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				85.00%
Projected Benefit Obligation Funded Status Thresholds Equity				15.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
120% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				90.00%
Projected Benefit Obligation Funded Status Thresholds Equity				10.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations		40.00%		40.00%
Domestic Mid-Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations		15.00%		15.00%
Domestic Small-Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations		25.00%		25.00%
International Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations		20.00%		20.00%
Minimum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.35
Minimum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.1
Maximum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.6
Maximum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.25
Maximum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3
Maximum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3

[1]	Unamortized prior service cost is amortized on a straight-line basis over the average remaining service period to the first eligibility age of participants who are expected to receive a benefit and are active at the date of the plan amendment.
[2]	In addition to the $32.9 million, $22.5 million and $40.2 million of net periodic benefit cost recognized in 2017, 2016 and 2015, respectively, OG&E recognized the following: •a change in pension expense in 2017, 2016 and 2015 of $(2.3) million, $9.9 million and $(3.1) million, respectively, to maintain the allowable amount to be recovered for pension expense in the Oklahoma jurisdiction, which are included in the Pension tracker regulatory asset or liability (see Note 1); •an increase in postretirement medical expense in 2017, 2016 and 2015 of $6.2 million, $7.9 million and $5.8 million, respectively, to maintain the allowable amount to be recovered for postretirement medical expense in the Oklahoma jurisdiction which are included in the Pension tracker regulatory asset or liability (see Note 1); and •a deferral of pension expense in 2017, 2016 and 2015 of $1.1 million, $0.1 million and $1.9 million related to the Arkansas jurisdictional portion of the pension settlement charge of $15.3 million, $8.6 million and $21.7 million, respectively.
[3]	GAAP allows the measurement of certain investments that do not have a readily determinable fair value at the net asset value. These investments do not consider the observability of inputs; therefore, they are not included within the fair value hierarchy.
[4]	This category represents U.S. Treasury notes and bonds with a Moody's Investors Services rating of Aaa and Government Agency Bonds with a Moody's Investors Services rating of A1 or higher.
[5]	This category represents units of participation in a commingled fund that primarily invested in stocks of international companies and emerging markets.